Schedule of Investments (unaudited)
May 31, 2025
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 8.8%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	370,293	$741 *(a)(b)
Entertainment — 6.6%
Liberty Media Corp.-Liberty Formula One, Class C Shares	698,195	67,396,763 *
Madison Square Garden Entertainment Corp.	917,972	34,065,941 *
Madison Square Garden Sports Corp.	484,069	91,919,862 *
TKO Group Holdings Inc.	577,360	91,113,182
Total Entertainment		284,495,748
Interactive Media & Services — 2.2%
Pinterest Inc., Class A Shares	2,991,952	93,079,627 *

Total Communication Services		377,576,116
Consumer Discretionary — 11.2%
Hotels, Restaurants & Leisure — 6.2%
Airbnb Inc., Class A Shares	733,636	94,639,044 *
Cava Group Inc.	314,300	25,543,161 *
Chipotle Mexican Grill Inc.	1,406,100	70,417,488 *
Hilton Worldwide Holdings Inc.	110,800	27,527,152
Starbucks Corp.	572,500	48,061,375
Total Hotels, Restaurants & Leisure		266,188,220
Specialty Retail — 5.0%
TJX Cos. Inc.	1,170,000	148,473,000
Tractor Supply Co.	1,350,800	65,378,720
Total Specialty Retail		213,851,720

Total Consumer Discretionary		480,039,940
Consumer Staples — 1.0%
Personal Care Products — 1.0%
e.l.f. Beauty Inc.	400,000	44,996,000 *

Financials — 7.7%
Capital Markets — 7.7%
Ares Management Corp., Class A Shares	577,300	95,543,150
Cohen & Steers Inc.	902,082	69,315,981
MSCI Inc.	152,700	86,125,854
Robinhood Markets Inc., Class A Shares	1,157,500	76,568,625 *

Total Financials		327,553,610
Health Care — 11.4%
Biotechnology — 6.3%
Alnylam Pharmaceuticals Inc.	114,800	34,963,488 *
Ultragenyx Pharmaceutical Inc.	366,103	12,458,485 *
Vertex Pharmaceuticals Inc.	500,096	221,067,437 *
Total Biotechnology		268,489,410
Health Care Equipment & Supplies — 3.2%
IDEXX Laboratories Inc.	78,500	40,298,760 *
Insulet Corp.	287,600	93,478,628 *
Total Health Care Equipment & Supplies		133,777,388
Health Care Providers & Services — 0.8%
UnitedHealth Group Inc.	114,596	34,597,678
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 1.1%
Doximity Inc., Class A Shares	921,690	$48,010,832 *

Total Health Care		484,875,308
Industrials — 17.5%
Aerospace & Defense — 3.3%
L3Harris Technologies Inc.	583,067	142,466,591
Building Products — 4.1%
Builders FirstSource Inc.	272,800	29,375,104 *
Johnson Controls International PLC	1,443,019	146,278,836
Total Building Products		175,653,940
Commercial Services & Supplies — 2.9%
Cintas Corp.	356,400	80,724,600
Clean Harbors Inc.	183,400	41,593,286 *
Total Commercial Services & Supplies		122,317,886
Electrical Equipment — 2.7%
Vertiv Holdings Co., Class A Shares	1,052,700	113,617,911
Ground Transportation — 1.8%
Old Dominion Freight Line Inc.	479,900	76,865,583
Professional Services — 0.7%
Paylocity Holding Corp.	151,700	28,959,530 *
Trading Companies & Distributors — 2.0%
W.W. Grainger Inc.	78,600	85,482,216

Total Industrials		745,363,657
Information Technology — 38.3%
Electronic Equipment, Instruments & Components — 4.9%
TE Connectivity PLC	1,292,692	206,921,208
IT Services — 4.7%
Accenture PLC, Class A Shares	133,025	42,144,980
MongoDB Inc.	34,000	6,420,220 *
Shopify Inc., Class A Shares	749,700	80,382,834 *
Snowflake Inc., Class A Shares	344,213	70,794,288 *
Total IT Services		199,742,322
Semiconductors & Semiconductor Equipment — 6.3%
Broadcom Inc.	1,119,170	270,917,482
Software — 22.4%
AppLovin Corp., Class A Shares	294,900	115,895,700 *
Autodesk Inc.	644,021	190,707,499 *
Crowdstrike Holdings Inc., Class A Shares	388,013	182,897,688 *
Docusign Inc.	568,189	50,347,227 *
HubSpot Inc.	279,971	165,154,893 *
Palantir Technologies Inc., Class A Shares	1,070,600	141,083,668 *
ServiceNow Inc.	109,500	110,714,355 *
Total Software		956,801,030

Total Information Technology		1,634,382,042
Materials — 2.5%
Chemicals — 0.6%
Sherwin-Williams Co.	71,700	25,726,676
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 1.9%
Freeport-McMoRan Inc.		2,096,802	$80,684,941

Total Materials			106,411,617
Utilities — 1.5%
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp.		394,500	63,344,865
Total Investments before Short-Term Investments (Cost — $2,306,915,886)			4,264,543,155
	Rate
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.119%	5,682,891	5,682,891 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	5,682,891	5,682,891 (c)(d)

Total Short-Term Investments (Cost — $11,365,782)			11,365,782
Total Investments — 100.2% (Cost — $2,318,281,668)			4,275,908,937
Liabilities in Excess of Other Assets — (0.2)%			(6,834,818)
Total Net Assets — 100.0%			$4,269,074,119

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2025, the total market value of investments in Affiliated Companies was $5,682,891 and the cost was $5,682,891 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Growth Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Common Stocks†:
Communication Services	$377,575,375	—	$741	$377,576,116
Other Common Stocks	3,886,967,039	—	—	3,886,967,039
Total Long-Term Investments	4,264,542,414	—	741	4,264,543,155
Short-Term Investments†	11,365,782	—	—	11,365,782
Total Investments	$4,275,908,196	—	$741	$4,275,908,937

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2025. The following transactions were effected in such company for the period ended May 31, 2025.

	Affiliate Value at August 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,071,784	$183,926,836	183,926,836	$180,315,729	180,315,729

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$142,784	—	$5,682,891

ClearBridge Growth Fund 2025 Quarterly Report